Employee benefits liabilities - fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 672	€ 628
Equity instruments	3,903	5,208
Fixed income securities	8,968	9,536
Investment funds	5,190	5,394
Insurance contracts and other	86	452
Total fair value of plan assets	18,819	21,218
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,286	1,426
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	784	1,098
Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,833	2,684
Investment funds	56	165
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	2,717	2,601
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,944	5,864
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,307	1,071
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,066	1,962
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,392	1,374
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,676	1,893
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	615	611
Equity instruments	2,647	3,662
Fixed income securities	1,002	917
Investment funds	82	224
Insurance contracts and other	12	50
Total fair value of plan assets	4,358	5,464
Level 1 | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,284	1,426
Level 1 | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	757	1,098
Level 1 | Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	606	1,138
Investment funds	53	162
Level 1 | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	916	803
Level 1 | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	0
Level 1 | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	86	114
Level 1 | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Level 1 | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	3	13
Level 1 | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 26	€ 49